Investments - Other Invested Assets (Details) - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Other invested assets	[1]	$ 2,817	$ 2,620

[1]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.